Earnings Per Unit	3 Months Ended
Mar. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Unit
Note 11 - Earnings Per Unit

Basic earnings per unit is computed by dividing net earnings attributable to unitholders by the weighted average number of units outstanding during each period.  Diluted earnings per unit is computed by adjusting the average number of units outstanding for the dilutive effect, if any, of unit equivalents.  The Company uses the treasury stock method to determine the dilutive effect.

The following table provides a reconciliation of the numerators and denominators of the basic and diluted per unit computations for net loss:

	Net Loss (Numerator)	Units (Denominator)	Per Unit Amount
	(in thousands)
Three months ended March 31, 2012:
Net loss:
Allocated to units	$(6,202)
Allocated to unvested restricted units	(1,375)
	$(7,577)
Net loss per unit:
Basic net loss per unit		193,256	$(0.04)
Dilutive effect of unit equivalents		-	-
Diluted net loss per unit		193,256	$(0.04)

Three months ended March 31, 2011:
Net loss:
Allocated to units	$(446,682)
Allocated to unvested restricted units	(1,219)
	$(447,901)
Net loss per unit:
Basic net loss per unit		163,107	$(2.75)
Dilutive effect of unit equivalents		-	-
Diluted net loss per unit		163,107	$(2.75)

Basic units outstanding excludes the effect of weighted average anti-dilutive unit equivalents related to approximately 2 million unit options and warrants for the three months ended March 31, 2012, and March 31, 2011.  All equivalent units were anti-dilutive for the three months ended March 31, 2012, and March 31, 2011.